Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues:
Total lease rental income		$ 203,232	$ 187,434	$ 401,950	$ 356,678
Trading container margin		447	4,231	1,309	6,397
Gain on sale of owned fleet containers, net		23,213	18,836	39,126	31,194
Operating expenses:
Depreciation and amortization	[1]	72,957	70,703	145,450	137,309
General and administrative expense		13,185	10,820	24,712	21,720
Bad debt expense (recovery), net		60	(83)	537	(1,210)
Container lessee default expense (recovery), net		435	855	555	(3,113)
Total operating expenses		104,718	101,606	206,027	194,309
Income from operations		122,847	110,007	237,563	202,108
Other (expense) income:
Interest expense		(37,593)	(30,147)	(72,902)	(59,253)
Debt termination expense (1)			(2,945)		(3,212)	[1]
Realized loss on financial instruments, net			(2,448)		(5,404)
Unrealized gain (loss) on financial instruments, net		85	1,406	(122)	4,598
Other, net		267	51	380	203
Net other expense		(37,241)	(34,083)	(72,644)	(63,068)
Income before income taxes		85,606	75,924	164,919	139,040
Income tax (expense) benefit		(2,047)	117	(3,686)	(949)
Net income		83,559	76,041	161,233	138,091
Less: Dividends on preferred shares		4,969	2,246	9,938	2,246
Net income attributable to common shareholders		$ 78,590	$ 73,795	$ 151,295	$ 135,845
Net income attributable to common shareholders per share:
Basic		$ 1.66	$ 1.48	$ 3.16	$ 2.72
Diluted		$ 1.63	$ 1.45	$ 3.10	$ 2.67
Weighted average shares outstanding (in thousands):
Basic		47,486	49,855	47,942	50,002
Diluted		48,305	50,790	48,799	50,839
Operating Leases - Owned Fleet
Revenues:
Total lease rental income	[1]	$ 152,590	$ 148,609	$ 304,082	$ 282,428
Operating Leases - Managed Fleet
Revenues:
Total lease rental income	[1]	12,678	14,986	25,319	29,807
Finance Leases and Container Leaseback Financing Receivable - Owned Fleet
Revenues:
Total lease rental income	[1]	37,964	23,839	72,549	44,443
Management Fees - Non-Leasing
Revenues:
Revenue		673	1,112	1,205	2,148
Trading Containers
Revenues:
Revenue		5,392	8,730	13,010	16,341
Cost of trading containers sold		(4,945)	(4,499)	(11,701)	(9,944)
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		6,779	5,787	12,298	12,584
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		$ 11,302	$ 13,524	$ 22,475	$ 27,019

[1]	Amounts for the period ended June 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).